Stock-Based Compensation - Summary of Option Activities (Details) - Stock options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Range of Exercise Prices
Options Outstanding (in shares)		184
Weighted Average Exercise Price (in dollars per share)		$ 3.45
Options Exercisable (in shares)		184
Weighted Average Exercise Price (in dollars per share)		$ 3.45
Weighted Average Remaining Contractual Life (In years)		1 year 6 months
$3.25 - $3.36
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 3.25
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 3.36
Options Outstanding (in shares)		32
Weighted Average Exercise Price (in dollars per share)		$ 3.30
Options Exercisable (in shares)		32
Weighted Average Exercise Price (in dollars per share)		$ 3.30
Weighted Average Remaining Contractual Life (In years)		9 months 18 days
$3.43 - $3.50
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.43	$ 3.43
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.50	$ 3.50
Options Outstanding (in shares)	89	152
Weighted Average Exercise Price (in dollars per share)	$ 3.49	$ 3.48
Options Exercisable (in shares)	89	152
Weighted Average Exercise Price (in dollars per share)	$ 3.49	$ 3.48
Weighted Average Remaining Contractual Life (In years)	8 months 12 days	1 year 8 months 12 days